Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Employee Benefit Expenses

	Note	2017	2018	2019
Salaries and wages		32,155	35,498	37,143
Contributions to defined contribution pension schemes		5,550	6,823	7,080
Contributions to medical insurance		2,010	2,241	2,471
Contributions to housing fund		2,722	2,944	3,235
Other housing benefits		34	23	16
Share-based compensation	45	—	614	571

		42,471	48,143	50,516